Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net losses	$ (4,442,219)	$ (3,446,630)	$ (28,674,556)	$ (5,135,731)
Accumulated deficit	(66,031,954)		(61,589,735)	$ (31,845,506)
Working capital	1,900,000		(3,200,000)
Debt default	$ 900,000		$ 1,000,000